Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (Notes 5,6,7 and 45)		₩ 4,342,887	₩ 3,234,780
Current financial assets, net (Notes 5,6,9,11,12,13,45 and 47)		3,107,397	4,286,975
Trade and other receivables, net (Notes 5,8,20,24,45,46 and 47)		11,985,735	10,461,822
Inventories, net (Note 14)		8,875,615	9,930,732
Income tax receivables (Note 41)		69,612	46,619
Current non-financial assets (Note 15)		1,109,321	1,744,869
Assets held-for-sale (Note 16 and 42)		45,648	44,748
Total current assets		29,536,215	29,750,545
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13,45 and 47)		3,546,214	3,336,835
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)		2,193,587	2,153,080
Property, plant and equipment, net (Notes 4,18,24,27 and 49)		179,875,535	177,865,308
Investment properties, net (Notes 4,19 and 27)		185,527	208,286
Goodwill (Note 4 and 16)		99,156	100,093
Intangible assets other than goodwill, net (Notes 4,21,27 and 46)		1,033,984	956,664
Investments in associates (Notes 4 and 17)		6,176,889	5,844,464
Investments in joint ventures (Notes 4 and 17)		3,485,699	3,147,584
Defined benefit assets, net (Note 25)		70,187	198,626
Deferred tax assets (Note 41)		13,161,802	10,934,375
Non-current non-financial assets (Note 4 and 15)		350,170	309,134
Total non-current assets		210,178,750	205,054,449
Total Assets (Note 4)		239,714,965	234,804,994
Current liabilities
Trade and other payables, net (Notes 5,22,24,45 and 47)		9,089,973	11,983,549
Current financial liabilities, net (Notes 5,12,23,45 and 47)		41,139,726	22,703,996
Income tax payables (Note 41)		482,934	429,604
Current non-financial liabilities (Notes 20,28 and 29)		7,881,663	6,974,377
Current provisions (Notes 26 and 45)		2,654,125	2,427,051
Total current liabilities		61,248,421	44,518,577
Non-current liabilities
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)		4,981,957	5,638,914
Non-current financial liabilities, net (Notes 5,12,23,45 and 47)		92,944,338	98,334,120
Non-current non-financial liabilities (Notes 28 and 29)		11,196,000	10,662,661
Employee benefits liabilities, net (Notes 25 and 45)		1,035,320	828,721
Deferred tax liabilities (Note 41)		5,163,135	6,457,103
Non-current provisions (Notes 26 and 45)		25,881,044	26,364,642
Total non-current liabilities		141,201,794	148,286,161
Total liabilities (Note 4)		202,450,215	192,804,738
Equity
Share capital		3,209,820	3,209,820
Share premium		843,758	843,758
Contributed capital (Notes 1,30 and 45)		4,053,578	4,053,578
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		2,812,313	27,782,969
Unappropriated retained earnings (undisposed deficit)		11,921,039	(7,956,579)
Retained earnings (Note 31)		16,338,262	21,431,300
Other capital surplus		1,600,801	1,268,569
Accumulated other comprehensive income		557,430	496,976
Other equity		13,294,972	13,294,973
Other components of equity (Note 34)		15,453,203	15,060,518
Equity attributable to owners of the controlling company		35,845,043	40,545,396
Non-controlling interests (Notes 16 and 33)		1,419,707	1,454,860
Total Equity		37,264,750	42,000,256
Total Liabilities and Equity		₩ 239,714,965	₩ 234,804,994

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.